Summary of Option Activities (Detail) (USD $)	1 Months Ended						12 Months Ended
	Mar. 02, 2010	Jan. 05, 2009	Nov. 09, 2007	Sep. 01, 2006	Mar. 20, 2006	Aug. 30, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Options Outstanding, Beginning Balance							609,750	1,339,750	2,731,566
Granted									1,000,000
Exercised							(368,160)	(119,644)	(1,559,872)
Forfeited	(150,000)						(241,590)	(610,356)	(681,944)
Cancelled									(150,000)
Options Outstanding, Ending Balance								609,750	1,339,750
Options Outstanding, Exercisable
Weighted average exercise price
Weighted average exercise price, Beginning Balance							$ 1.71	$ 2.51	$ 1.64
Granted		$ 2.40	$ 8.10	$ 0.75	$ 0.75	$ 0.075			$ 3.73
Exercised							$ 0.72	$ 0.71	$ 0.95
Forfeited							$ 3.21	$ 3.67	$ 3.13
Cancelled									$ 8.10
Weighted average exercise price, Ending Balance								$ 1.71	$ 2.51
Weighted average exercise price, Exercisable
Weighted average remaining contractual term
Weighted average remaining contractual term, Ending Balance							0 years
Weighted average remaining contractual term, Exercisable							0 years
Aggregate intrinsic value
Aggregate intrinsic value, Ending Balance
Aggregate intrinsic value, Exercisable